Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity:
Common stock, shares outstanding (in shares)	100	100
Common Stock, shares issued (in shares)	100	100
Common stock, par value (in dollars per share)	$ 1	$ 1